Shareholders’ Equity - Schedule of Information about the Company’s Outstanding Warrants (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	7,070,239
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
5.5 [Member] | Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	1,640,455
Expiration date	Jul. 15, 2026
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
5.5 [Member] | Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	277,835
Expiration date	Jul. 15, 2025
6.875 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 6.875
6.875 [Member] | Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	145,455
Expiration date	Jan. 15, 2027
1.6 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.6
1.6 [Member] | Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	212,188
Expiration date	Jun. 28, 2027
1.56 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.56
1.56 [Member] | Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	185,591
Expiration date	Jun. 18, 2028
1.1 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.1
1.1 [Member] | Warrant [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	4,608,715
Expiration date	Jun. 30, 2026